NOTES PAYABLE AND LINES OF CREDIT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest expense	$ 7,187,604	$ 1,780,685
Loss on early extinguishment of debt	(1,499,250)	0
Debt discount amortization	144,409	114,404
Decrease in derivative liability	1,302,500	0
Derivative liabilities	27,500	0
Transactions costs attributable to the derivative liability	118,038
Line of Credit - NextGear
Interest expense	2,697,591	513,306
Line of Credit - Ally
Interest expense	541,702	147,256
Loan Agreement - Hercules Capital Inc.
Loss on early extinguishment of debt	(1,499,250)	0
Note Payable - NextGen
Interest expense	110,484	87,617
Notes Payable - Private Placement
Interest expense	316,091	259,177
Debt discount amortization	$ 70,565	$ 205,926